Cash and Cash Equivalents - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Business combinations [member]
Disclosure of cash and cash equivalents [line items]
Escrow account	$ 0.0	$ 7.9	$ 6.2